Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,357.50
Total Offset Amount	0.00
Net Fee	10,357.50
Narrative - Max Aggregate Offering Price	$ 75,000,000.00
Final Prospectus	true